Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 22 — COMMITMENTS AND CONTINGENCIES As of March 31, 2024 and 2025, the Company has no material commitments or contingencies.